Schedule of Change in Fair Value of Warrant Liability (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant liability, beginning balance	$ 945,000.0	$ 430,000.0	$ 430,000.0
Issuance of common stock warrants				400,000
Change in fair value of warrant liabilities	(95,000)	531,000	515,000	30,000
Warrant liability, ending Balance			945,000.0	430,000.0
Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability, beginning balance	945,000	430,000	430,000
Warrant liability, ending Balance	850,000		945,000	430,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability, beginning balance	945,000	430,000	430,000
Issuance of common stock warrants
Change in fair value of warrant liabilities	(95,000)	531,000
Warrant liability, ending Balance	$ 850,000	$ 961,000	$ 945,000	$ 430,000